SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Parent Company [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company [Member]
Foreign currency translation, tax